Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Emerging Markets Portfolio

June 30, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.3%
Information Technology – 29.1%
Communications Equipment – 0.1%
Accton Technology Corp.	46,000	$782,895

Electronic Equipment, Instruments & Components – 2.3%
Hon Hai Precision Industry Co., Ltd.	1,691,000	11,133,414
Nan Ya Printed Circuit Board Corp.(a)	375,000	2,145,928
Sinbon Electronics Co., Ltd.	755,000	6,792,803
Tripod Technology Corp.	418,000	2,805,950
Unimicron Technology Corp.	787,000	4,354,180

		27,232,275

IT Services – 1.2%
FPT Corp.	496,969	2,543,546
Globant SA(a)	33,202	5,918,588
Tata Consultancy Services Ltd.	120,065	5,612,359

		14,074,493

Semiconductors & Semiconductor Equipment – 17.9%
ASPEED Technology, Inc.	9,400	1,394,873
Broadcom, Inc.	13,925	22,357,005
King Yuan Electronics Co., Ltd.	3,816,000	13,942,084
MediaTek, Inc.	766,000	32,990,378
Nanya Technology Corp.(a)	1,172,000	2,514,192
Novatek Microelectronics Corp.	237,000	4,420,002
Realtek Semiconductor Corp.	495,000	8,306,711
SK Hynix, Inc.	214,618	36,422,510
Taiwan Semiconductor Manufacturing Co., Ltd.	2,960,706	87,718,651

		210,066,406

Software – 0.4%
TOTVS SA	731,500	3,981,958

Technology Hardware, Storage & Peripherals – 7.2%
Advantech Co., Ltd.	129,294	1,471,986
Asia Vital Components Co., Ltd.	67,000	1,568,877
Asustek Computer, Inc.	391,000	5,984,594
Quanta Computer, Inc.	356,000	3,403,234
Samsung Electronics Co., Ltd.	1,083,893	63,791,196
Samsung Electronics Co., Ltd. (Preference Shares)	96,041	4,409,891
Shenzhen Transsion Holdings Co., Ltd. - Class A	129,904	1,365,740
Wiwynn Corp.	32,000	2,591,596

		84,587,114

		340,725,141

Financials – 26.0%
Banks – 18.2%
Abu Dhabi Islamic Bank PJSC	374,735	1,181,441
Agricultural Bank of China Ltd. - Class H	2,718,000	1,160,141
Al Rajhi Bank	416,310	9,074,297
Alpha Services and Holdings SA(a)	3,186,350	5,186,436
Banco do Brasil SA	1,874,400	8,956,052
Bangkok Bank PCL (REG)	436,400	1,551,882
Bank Central Asia TBK PT	11,312,500	6,845,086
Bank for Foreign Trade of Vietnam JSC(a)	2,177,324	7,278,086

Company	Shares	U.S. $ Value

Bank Mandiri Persero Tbk PT	16,829,000	$6,295,961
Bank Negara Indonesia Persero Tbk PT	30,329,400	8,606,080
Bank Polska Kasa Opieki SA	131,913	5,488,766
BDO Unibank, Inc.	724,300	1,584,317
China Construction Bank Corp. - Class H	10,354,000	7,653,901
China Merchants Bank Co., Ltd. - Class A	682,400	3,207,242
China Merchants Bank Co., Ltd. - Class H	2,955,000	13,427,933
Emirates NBD Bank PJSC	2,014,455	9,049,417
Eurobank Ergasias Services and Holdings SA(a)	3,778,320	8,193,255
Hana Financial Group, Inc.	202,890	8,923,103
HDFC Bank Ltd.	921,614	18,624,513
ICICI Bank Ltd.	641,929	9,221,442
IDFC First Bank Ltd.(a)	3,876,580	3,816,778
Itau Unibanco Holding SA (Preference Shares)	1,584,400	9,185,954
KB Financial Group, Inc.	438,464	24,939,892
Metropolitan Bank & Trust Co.	5,325,000	6,146,332
NU Holdings Ltd./Cayman Islands - Class A(a)	723,172	9,321,687
Piraeus Financial Holdings SA(a)	1,248,725	4,544,170
Sberbank of Russia PJSC(a) (b) (c) (d)	951,472	0
Shanghai Pudong Development Bank Co., Ltd. - Class A	6,021,000	6,811,230
State Bank of India	676,777	6,874,387

		213,149,781

Capital Markets – 1.2%
B3 SA - Brasil Bolsa Balcao	1,287,600	2,358,639
HDFC Asset Management Co., Ltd.(e)	248,486	11,909,222

		14,267,861

Consumer Finance – 1.0%
Kaspi.KZ JSC (ADR)	85,962	11,089,958

Financial Services – 0.3%
L&T Finance Ltd.	1,861,030	4,037,900

Insurance – 5.3%
AIA Group Ltd.	679,800	4,599,355
BB Seguridade Participacoes SA	826,000	4,865,777
Bupa Arabia for Cooperative Insurance Co.	68,460	4,689,791
DB Insurance Co., Ltd.	67,610	5,601,685
Hyundai Marine & Fire Insurance Co., Ltd.	78,247	1,955,411
PICC Property & Casualty Co., Ltd. - Class H(a)	6,622,000	8,209,681
Ping An Insurance Group Co. of China Ltd. - Class H	4,170,500	18,894,772
Samsung Fire & Marine Insurance Co., Ltd.	32,946	9,267,318
Samsung Life Insurance Co., Ltd.	58,590	3,747,451

		61,831,241

		304,376,741

Consumer Discretionary – 12.5%
Automobile Components – 0.3%
Minth Group Ltd.(a)	2,374,000	3,675,667

Automobiles – 2.2%
Bajaj Auto Ltd.	56,135	6,397,281
BYD Co., Ltd. - Class H	152,500	4,529,073
Hyundai Motor Co.	38,170	8,140,053
Kia Corp.	77,417	7,244,010

		26,310,417

Company	Shares	U.S. $ Value

Broadline Retail – 3.4%
Alibaba Group Holding Ltd.	831,280	$7,492,192
JD.com, Inc. - Class A	96,400	1,251,972
MercadoLibre, Inc.(a)	4,585	7,534,989
PDD Holdings, Inc. (ADR)(a)	178,898	23,784,489

		40,063,642

Diversified Consumer Services – 0.9%
New Oriental Education & Technology Group, Inc.(a)	1,296,100	9,961,972
YDUQS Participacoes SA	561,500	1,045,637

		11,007,609

Hotels, Restaurants & Leisure – 1.3%
Americana Restaurants International PLC	784,490	669,146
H World Group Ltd.	2,013,100	6,696,659
Meituan - Class B(a) (e)	246,600	3,505,241
Trip.com Group Ltd.(a)	83,250	3,939,876

		14,810,922

Household Durables – 1.0%
Gree Electric Appliances, Inc. of Zhuhai - Class A	925,500	4,993,329
Hisense Visual Technology Co., Ltd. - Class A	381,400	1,297,944
Midea Group Co., Ltd. - Class A	603,200	5,347,821

		11,639,094

Specialty Retail – 1.2%
HLA Group Corp., Ltd. - Class A	2,920,000	3,707,031
Topsports International Holdings Ltd.(e)	6,282,000	3,335,748
United Electronics Co.	217,570	5,484,991
Vibra Energia SA	269,800	1,008,715

		13,536,485

Textiles, Apparel & Luxury Goods – 2.2%
ANTA Sports Products Ltd.	832,600	7,962,978
Bosideng International Holdings Ltd.	22,306,000	13,883,489
Li Ning Co., Ltd.	700,000	1,508,456
Zhejiang Semir Garment Co., Ltd. - Class A	2,390,400	1,909,623

		25,264,546

		146,308,382

Communication Services – 6.9%
Entertainment – 1.9%
International Games System Co., Ltd.	229,000	9,539,284
NetEase, Inc.	700,200	13,370,966

		22,910,250

Interactive Media & Services – 4.1%
Kanzhun Ltd. (ADR)	540,191	10,160,993
Tencent Holdings Ltd.	789,500	37,454,139

		47,615,132

Company	Shares	U.S. $ Value

Wireless Telecommunication Services – 0.9%
Etihad Etisalat Co.	152,261	$2,165,815
SK Telecom Co., Ltd.	136,231	5,086,482
Tencent Music Entertainment Group (ADR)	92,709	1,302,561
TIM SA/Brazil	530,400	1,506,727

		10,061,585

		80,586,967

Utilities – 4.4%
Electric Utilities – 1.5%
Centrais Eletricas Brasileiras SA	479,149	3,072,842
Equatorial Energia SA	1,544,900	8,481,598
Power Grid Corp. of India Ltd.	1,594,968	6,323,237

		17,877,677

Gas Utilities – 1.7%
GAIL India Ltd.	4,035,124	10,616,863
Kunlun Energy Co., Ltd.	9,140,000	9,456,893

		20,073,756

Independent Power and Renewable Electricity Producers – 1.2%
China Longyuan Power Group Corp., Ltd. - Class H	7,598,000	6,820,671
NTPC Ltd.	1,633,494	7,430,055

		14,250,726

		52,202,159

Materials – 4.1%
Chemicals – 1.2%
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	137,664	1,172,473
Hubei Xingfa Chemicals Group Co., Ltd. - Class A	706,900	1,852,661
Kumho Petrochemical Co., Ltd.	34,110	3,617,450
UPL Ltd.	369,557	2,525,571
Yunnan Yuntianhua Co., Ltd. - Class A	1,777,390	4,744,964

		13,913,119

Construction Materials – 0.6%
Cemex SAB de CV	2,596,700	1,660,639
GCC SAB de CV	552,855	5,211,554

		6,872,193

Metals & Mining – 2.3%
Aluminum Corp. of China Ltd. - Class H	2,396,000	1,631,925
Freeport-McMoRan, Inc.	217,863	10,588,142
Shandong Nanshan Aluminum Co., Ltd. - Class A	13,341,100	6,983,724
Western Mining Co., Ltd. - Class A	1,637,800	4,036,732
Zijin Mining Group Co., Ltd. - Class A	1,264,500	3,043,362
Zijin Mining Group Co., Ltd. - Class H	616,000	1,297,917

		27,581,802

		48,367,114

Company	Shares	U.S. $ Value

Industrials – 4.0%
Construction & Engineering – 0.5%
Larsen & Toubro Ltd.	147,765	$6,271,840

Electrical Equipment – 0.4%
Riyadh Cables Group Co.	166,250	4,465,523

Ground Transportation – 0.0%
Globaltrans Investment PLC (Sponsored GDR)(a) (b) (c) (e) (f)	658,169	1

Industrial Conglomerates – 0.6%
Alfa SAB de CV - Class A	3,053,530	1,779,209
SK Square Co., Ltd.(a)	72,550	5,235,438

		7,014,647

Machinery – 2.1%
Weichai Power Co., Ltd. - Class H	2,028,000	3,861,030
Yutong Bus Co., Ltd. - Class A	4,512,800	16,023,870
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class A	4,506,400	4,758,387

		24,643,287

Transportation Infrastructure – 0.4%
Grupo Aeroportuario del Centro Norte SAB de CV	560,398	4,755,495

		47,150,793

Real Estate – 3.6%
Diversified REITs – 0.3%
Fibra Uno Administracion SA de CV	2,694,550	3,325,660

Real Estate Management & Development – 3.3%
Aldar Properties PJSC	1,150,519	1,960,863
Ayala Land, Inc.	10,907,600	5,294,958
Emaar Development PJSC	684,945	1,491,848
Emaar Properties PJSC	7,956,977	17,764,011
Macrotech Developers Ltd.(e)	688,478	12,336,275

		38,847,955

		42,173,615

Consumer Staples – 2.9%
Beverages – 0.8%
Kweichow Moutai Co., Ltd. - Class A	22,600	4,553,493
Nongfu Spring Co., Ltd. - Class H(e)	943,800	4,482,937

		9,036,430

Consumer Staples Distribution & Retail – 0.9%
BBB Foods, Inc. - Class A(a)	217,208	5,182,583
BIM Birlesik Magazalar AS	128,358	2,142,265
Sendas Distribuidora SA(a)	1,581,400	2,925,113
X5 Retail Group NV (GDR)(a) (b) (c) (f)	226,094	0

		10,249,961

Food Products – 0.2%
Saudia Dairy & Foodstuff Co.	22,642	2,114,766

Company	Shares	U.S. $ Value

Household Products – 0.1%
Colgate-Palmolive Co.	19,549	$1,897,035

Personal Care Products – 0.4%
Colgate-Palmolive India Ltd.	136,319	4,628,989

Tobacco – 0.5%
ITC Ltd.	1,197,583	6,096,638

		34,023,819

Energy – 2.8%
Energy Equipment & Services – 0.3%
Ades Holding Co.(a)	621,980	3,335,707

Oil, Gas & Consumable Fuels – 2.5%
Gazprom PJSC (Sponsored ADR)(a) (b) (c) (d)	436,750	0
LUKOIL PJSC(b) (c) (d)	80,321	0
PetroChina Co., Ltd. - Class H	15,982,000	16,137,904
Petroleo Brasileiro SA (Preference Shares)	1,605,500	10,928,118
Thai Oil PCL	1,396,400	2,016,737

		29,082,759

		32,418,466

Health Care – 1.0%
Health Care Equipment & Supplies – 0.1%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	21,800	872,181

Health Care Providers & Services – 0.7%
Hapvida Participacoes e Investimentos SA(a) (e)	5,911,354	4,050,104
Jointown Pharmaceutical Group Co., Ltd. - Class A	404,838	271,627
Max Healthcare Institute Ltd.	429,077	4,848,594

		9,170,325

Pharmaceuticals – 0.2%
Richter Gedeon Nyrt	89,450	2,323,514

		12,366,020

Total Common Stocks (cost $941,013,456)		1,140,699,217

EQUITY LINKED NOTES – 1.9%
Information Technology – 1.9%
IT Services – 1.9%
FPT Corp., Macquarie Bank Ltd., expiring 07/15/2024(a) (cost $3,316,905)	4,388,555	22,507,617

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.22%(g) (h) (i) (cost $3,031,971)	3,031,971	3,031,971

Company	U.S. $ Value

Total Investments – 99.5% (cost $947,362,332)(j)	$1,166,238,805
Other assets less liabilities – 0.5%	5,570,254

Net Assets – 100.0%	$1,171,809,059

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	CNH	100,433	USD	13,915	07/23/2024	$133,734
Bank of America, NA	TRY	44,609	USD	1,316	07/24/2024	(17,801)
Bank of America, NA	PHP	134,388	USD	2,292	07/25/2024	(7,543)
Barclays Bank PLC	BRL	184,509	USD	35,757	07/02/2024	2,750,479
Barclays Bank PLC	USD	33,192	BRL	184,509	07/02/2024	(185,252)
Barclays Bank PLC	CLP	1,330,881	USD	1,422	07/19/2024	7,713
Barclays Bank PLC	USD	3,543	CNH	25,764	07/23/2024	(8,144)
Barclays Bank PLC	USD	6,082	TRY	207,224	07/24/2024	113,901
Barclays Bank PLC	PHP	353,295	USD	6,217	07/25/2024	171,665
Barclays Bank PLC	USD	88,858	INR	7,441,435	09/13/2024	189,618
Citibank, NA	KRW	10,047,419	USD	7,406	07/18/2024	119,793
Citibank, NA	KRW	1,630,800	USD	1,177	07/18/2024	(5,279)
Citibank, NA	USD	8,944	HKD	69,659	07/18/2024	(19,892)
Citibank, NA	EUR	12,798	USD	13,791	08/08/2024	60,648
Citibank, NA	USD	2,817	ZAR	51,054	08/22/2024	(21,536)
Deutsche Bank AG	KRW	10,299,843	USD	7,423	07/18/2024	(45,669)
Deutsche Bank AG	IDR	103,288,077	USD	6,447	07/19/2024	133,736
Goldman Sachs Bank USA	USD	13,800	MYR	65,330	08/21/2024	59,377
HSBC Bank USA	USD	3,009	PLN	12,314	07/11/2024	49,694
HSBC Bank USA	USD	5,997	HKD	46,839	07/18/2024	4,115
HSBC Bank USA	CNH	94,095	USD	13,040	07/23/2024	128,664
HSBC Bank USA	USD	27,048	ZAR	501,106	08/22/2024	389,667
JPMorgan Chase Bank, NA	BRL	33,660	USD	6,055	07/02/2024	33,796
JPMorgan Chase Bank, NA	USD	6,209	BRL	33,660	07/02/2024	(187,484)
JPMorgan Chase Bank, NA	KRW	6,669,915	USD	4,833	07/18/2024	(3,903)
JPMorgan Chase Bank, NA	USD	3,580	HKD	27,928	07/18/2024	(2,110)
JPMorgan Chase Bank, NA	CNH	23,472	USD	3,242	07/23/2024	21,617
Morgan Stanley Capital Services, Inc.	BRL	150,849	USD	27,136	07/02/2024	151,457
Morgan Stanley Capital Services, Inc.	USD	27,723	BRL	150,849	07/02/2024	(738,453)
Morgan Stanley Capital Services, Inc.	KRW	38,015,815	USD	27,870	07/18/2024	302,288
Morgan Stanley Capital Services, Inc.	USD	4,447	CLP	4,149,038	07/19/2024	(38,344)
Morgan Stanley Capital Services, Inc.	USD	2,258	MXN	37,805	07/25/2024	(198,530)
Morgan Stanley Capital Services, Inc.	BRL	150,849	USD	27,628	08/02/2024	741,846
Morgan Stanley Capital Services, Inc.	TWD	110,040	USD	3,412	08/23/2024	21,939
Morgan Stanley Capital Services, Inc.	USD	25,676	TWD	815,220	08/23/2024	(559,110)
Standard Chartered Bank	CNH	53,470	USD	7,402	07/23/2024	64,615
State Street Bank & Trust Co.	THB	64,762	USD	1,760	07/12/2024	(6,565)
State Street Bank & Trust Co.	USD	12,282	THB	448,668	07/12/2024	(46,291)
State Street Bank & Trust Co.	HKD	180,411	USD	23,133	07/18/2024	19,833

						$3,578,289

(a)	Non-income producing security.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Fair valued by the Adviser.
(d)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Gazprom PJSC (Sponsored ADR)	04/05/2006 - 10/21/2021	$4,522,921	$0	0.00%
LUKOIL PJSC	06/22/2012 - 09/21/2022	3,192,255	0	0.00%
Sberbank of Russia PJSC	07/10/2020 - 09/17/2020	2,848,601	0	0.00%

(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $39,619,528 or 3.4% of net assets.

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of June 30, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Globaltrans Investment PLC (Sponsored GDR)	08/01/2017 - 06/19/2018	$1,956,351	$0	0.00%
X5 Retail Group NV (GDR)	09/26/2011 - 08/23/2021	7,119,877	0	0.00%

(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(j)

As of June 30, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $287,509,898 and gross unrealized depreciation of investments was $(65,055,136), resulting in net unrealized appreciation of $222,454,762.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

BRL – Brazilian Real

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

HKD – Hong Kong Dollar

IDR – Indonesian Rupiah

INR – Indian Rupee

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

PHP – Philippine Peso

PLN – Polish Zloty

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

JSC – Joint Stock Company

PJSC – Public Joint Stock Company

REG – Registered Shares

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

June 30, 2024 (unaudited)

27.7%	China
17.5%	Taiwan
16.2%	South Korea
11.0%	India
6.8%	Brazil
3.9%	United States
2.8%	Vietnam
2.7%	United Arab Emirates
2.7%	Saudi Arabia
1.9%	Indonesia
1.5%	Greece
1.4%	Mexico
1.1%	Philippines
2.5%	Other
0.3%	Short-Term Investments

100.0%	Total Investments

[1]

The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Schedule of Investments” section of the report for additional details). “Other” country weightings represent 1.0% or less in the following: Hong Kong, Hungary, Kazakhstan, Poland, Russia, Thailand and Turkey.

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

June 30, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2024:

Investments in Securities:	Level 1	Level 2		Level 3		Total
Assets:
Common Stocks:
Information Technology	$32,257,551	$308,467,590		$—		$340,725,141
Financials	63,834,915	240,541,826		0	(a)	304,376,741
Consumer Discretionary	34,042,976	112,265,406		—		146,308,382
Communication Services	12,970,281	67,616,686		—		80,586,967
Utilities	11,554,440	40,647,719		—		52,202,159
Materials	17,460,335	30,906,779		—		48,367,114
Industrials	22,558,574	24,592,218		1		47,150,793
Real Estate	24,542,382	17,631,233		—		42,173,615
Consumer Staples	14,261,762	19,762,057		0	(a)	34,023,819
Energy	16,280,562	16,137,904		0	(a)	32,418,466
Health Care	6,373,618	5,992,402		—		12,366,020
Equity Linked Notes	—	22,507,617		—		22,507,617
Short-Term Investments	3,031,971	—		—		3,031,971

Total Investments in Securities	259,169,367	907,069,437	(b)	1	(a)	1,166,238,805
Other Financial Instruments(c):
Assets:
Forward Currency Exchange Contracts	—	5,670,195		—		5,670,195
Liabilities:
Forward Currency Exchange Contracts	—	(2,091,906)		—		(2,091,906)

Total	$259,169,367	$910,647,726		$1	(a)	$1,169,817,094

(a)	The Portfolio held securities with zero market value at period end.

(b)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(c)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2024 is as follows:

Portfolio	Market Value 09/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$15,930	$218,626	$231,524	$3,032	$565